Commitments and Contingencies (Narrative) (Details) € in Thousands	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2015 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2015 USD ($) ft²	Sep. 30, 2014 USD ($) ft²	Sep. 30, 2015 USD ($) ft²	Sep. 30, 2014 USD ($) ft²	Dec. 31, 2014 USD ($) ft² item	Dec. 31, 2013 USD ($) ft²	Dec. 31, 2012 USD ($)	Dec. 31, 2014 EUR (€) ft²	Jun. 09, 2014 ft²
Commitments And Contingencies [Line Items]
Number of outstanding commitments | item							3
Area of real estate property | ft²			21,078,596		21,078,596		8,999,528	3,987,631		8,999,528
Investments in joint ventures			$ 13,928,000		$ 13,928,000		$ 0	$ 39,385,000
Proceeds from sale of joint venture investment to a director related entity								8,275,000
Mortgage loans on real estate, carrying amount of mortgages			318,874,000		318,874,000		161,642,000	48,899,000
Operating leases, rent expense			394,000	$ 381,000	1,172,000	$ 474,000
Proceeds from Divestiture of Interest in Joint Venture								8,275,000
Year one			387,000		387,000		1,390,000
Year three			1,532,000		1,532,000		1,314,000
Garland, Texas [Member]
Commitments And Contingencies [Line Items]
Other commitment							1,500,000
Unfunded amounts							$ 429,000
Olive Branch, Mississippi [Member]
Commitments And Contingencies [Line Items]
Area of real estate property | ft²							250,000			250,000
Logan Township, New Jersey [Member]
Commitments And Contingencies [Line Items]
Area of real estate property | ft²							25,000			25,000
Hialeah Gardens, Florida [Member]
Commitments And Contingencies [Line Items]
Area of real estate property | ft²				118,000		118,000	118,000			118,000
Lease term							25 years
Hamlet, North Carolina [Member] | Capital Lease Obligations [Member]
Commitments And Contingencies [Line Items]
Other commitment							$ 260,000
Herald Square Property [Member]
Commitments And Contingencies [Line Items]
Equity method investment, ownership percentage		45.00%
Proceeds from sale of joint venture investment to a director related entity		$ 25,600,000
Mortgage loans on real estate, carrying amount of mortgages		86,100,000
Loss contingency accrual							4,454,000
Proceeds from Divestiture of Interest in Joint Venture		25,600,000
Herald Square Property [Member] | New York State Division of Taxation and Finance [Member]
Commitments And Contingencies [Line Items]
Loss contingency accrual							4,454,000	4,339,000
Income tax examination, interest accrued							$ 271,000
Additional interest recorded in discontinued operations			$ 0	$ 68,000	$ 68,000	$ 203,000
Herald Square Property [Member] | NYC DOF [Member]
Commitments And Contingencies [Line Items]
Real estate tax expense	$ 4,025,000	2,924,000
Herald Square Property [Member] | NYS DOT [Member]
Commitments And Contingencies [Line Items]
Real estate tax expense	$ 617,000	$ 446,000
Clayton, Missouri 130 South Bemiston Ave [Member]
Commitments And Contingencies [Line Items]
Area of real estate property | ft²							1,100			1,100
Loss contingency accrual							$ 7,000,000
Loss contingency, range of possible loss, minimum							7,000,000
Loss contingency, range of possible loss, maximum							$ 12,000,000
Lease expiration date							Dec. 31, 2016
Extension duration of lease							12 months
Year one							$ 21,000
Year three							$ 22,000
Horsham, Pennsylvania 550 Blair Mill Road [Member]
Commitments And Contingencies [Line Items]
Area of real estate property | ft²							13,000			13,000
Jenkintown, Pennsylvania 610 Old York Road [Member]
Commitments And Contingencies [Line Items]
Area of real estate property | ft²							19,000			19,000
Operating leases, rent expense, minimum rentals							$ 322,000
St Louis, Missouri 800 Market Street [Member]
Commitments And Contingencies [Line Items]
Area of real estate property | ft²							2,000			2,000
Operating leases, rent expense, minimum rentals							$ 32,000
Lease expiration date							Sep. 30, 2014
100 New Bond Street London W1S 1SP [Member]
Commitments And Contingencies [Line Items]
Operating leases, rent expense, minimum rentals							$ 65,000
Philips Building [Member]
Commitments And Contingencies [Line Items]
Area of real estate property | ft²			200,000		200,000		200,000			200,000
Investments in joint ventures							$ 0	0
Equity method investment, ownership percentage			25.00%		25.00%		25.00%			25.00%
Gramercy Europe [Member]
Commitments And Contingencies [Line Items]
Investments in joint ventures							$ 0
Equity method investment, ownership percentage							19.80%			19.80%
Gramercy Europe Commited [Member]
Commitments And Contingencies [Line Items]
Initial equity captial available							$ 426,455,000			€ 352,500
The Company and Equity Investment Partners [Member] | Gramercy Europe [Member]
Commitments And Contingencies [Line Items]
Initial equity captial available							305,475,000			252,500
The Company [Member] | Gramercy Europe [Member]
Commitments And Contingencies [Line Items]
Initial equity captial available							60,490,000			50,000
Equity Investment Partners [Member] | Gramercy Europe [Member]
Commitments And Contingencies [Line Items]
Initial equity captial available							$ 244,985,000			€ 202,500
Fifth Fee Owner LLC [Member]
Commitments And Contingencies [Line Items]
Area of real estate property | ft²							6,580			6,580
Additional Capital Accordian [Member] | Gramercy Europe [Member]
Commitments And Contingencies [Line Items]
Initial equity captial available							$ 120,980,000			€ 100,000
Minimum [Member] | Horsham, Pennsylvania 550 Blair Mill Road [Member]
Commitments And Contingencies [Line Items]
Operating leases, rent expense, minimum rentals							151,000
Minimum [Member] | Fifth Fee Owner LLC [Member]
Commitments And Contingencies [Line Items]
Operating leases, rent expense, minimum rentals							368,000
Maximum [Member] | Horsham, Pennsylvania 550 Blair Mill Road [Member]
Commitments And Contingencies [Line Items]
Operating leases, rent expense, minimum rentals							221,000
Maximum [Member] | Fifth Fee Owner LLC [Member]
Commitments And Contingencies [Line Items]
Operating leases, rent expense, minimum rentals							466,000
Bank of America Portfolio [Member]
Commitments And Contingencies [Line Items]
Area of real estate property | ft²											3,055,000
Investments in joint ventures							0	39,385,000
Equity method investment, ownership percentage											50.00%
Loss contingency accrual			$ 7,000,000		$ 7,000,000
Operating leases, rent expense							$ 853,000	$ 0	$ 0
Bank of America Portfolio [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Loss contingency accrual			7,000,000		7,000,000
Bank of America Portfolio [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Loss contingency accrual			$ 12,000,000		$ 12,000,000